Business Combinations (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Estimated Fair Value of Assets and Liabilities Acquired

The table below summarizes the estimates of fair value of the assets purchased, including goodwill, and the liabilities assumed as of August 29, 2014.

As of
August 29, 2014
Assets:
Cash and cash equivalents	$2,233
Factored receivables	81,559
Premises and equipment, net	444
Other assets	157
Goodwill	23,115

Total assets	107,508

Liabilities:
Other liabilities	6,592
Note payable	77,801

Total liabilities	84,393

Non controlling interest	6,934

Purchase price	$16,181

Schedule of Supplemental Pro Forma Information

The following unaudited supplemental pro forma information is presented to show estimated results assuming CBI and United were acquired as of the beginning of each period presented. These unaudited pro forma results are not necessarily indicative of the operating results that the Company would have achieved had it completed the acquisition as of January 1, 2013 or 2014 and should not be considered as representative of future operating results.

	For The Year Ended December 31,
	2014	2013
Net interest income - pro forma (unaudited)	$42,281	$36,073
Net earnings - pro forma (unaudited)	$7,166	$5,401
Diluted earnings per common share (unaudited)	$0.96	$0.73

Summary of Loans at Acquisition Date

Loans at the acquisition date are presented in the following table.

	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loans
Commercial, financial, and agricultural	$929	22,274	23,203
Real estate - mortgage	6,844	105,361	112,205
Real estate - construction	918	7,377	8,295
Consumer	336	5,887	6,223

Total	$9,027	140,899	149,926

Summary of Purchased Credit-Impaired Loans at Acquisition

The following table presents information about the purchased credit-impaired loans at acquisition.

Contractually required principal and interest payments	$11,956
Non-accretable difference	2,929

Cash flows expected to be collected	9,027
Accretable discount	—

Fair value of loans acquired with a deterioration of credit quality	$9,027

Summary of Changes in Carrying Amount of Accretable Yield on Acquired Loans

The following table presents changes in the carrying amount of the accretable yield on acquired loans for the year ended December 31, 2014. The Company had no acquisitions prior to the year ended December 31, 2014.

2014
Balance, beginning of year	$—
Acquisition of United	1,480
Accretion	(13)
Net transfers from non-accretable difference to accretable yield	—

Balance, end of year	$1,467

United Group Banking Company of Florida [Member]
Summary of Estimated Fair Value of Assets and Liabilities Acquired

The following table presents the assets acquired and liabilities assumed of United as of December 15, 2014, at their initial fair value estimates:

	As Recorded	Fair Value		As Recorded
	By United	Adjustments		By the Company
Cash and cash equivalents	$37,072	—		37,072
Investment securities	26,376	(966	) a	25,410
Loans	154,334	(4,408	) b	149,926
Allowance for loan losses	2,162	(2,162	) c	—

Net loans	152,172	(2,246)		149,926
Premises and equipment, net	8,292	648	d	8,940
Core deposit intangible	—	1,776	e	1,776
Bank owned life insurance	2,151	—		2,151
Other real estate and repossessions	818	(260	) f	558
Other assets	7,269	125	g	7,394

Total Assets	$234,150	(923)		233,227

				—
Non-interest bearing	$50,007	—		50,007
Interest-bearing	150,539	—		150,539

Total Deposits	200,546	—		200,546
FHLB advances	4,865	9	h	4,874
Other liabilities	217	—		217

Total Liabilities	205,628	9		205,637

				—
Net identifiable assets acquired over liabilities assumed	28,522	(932)		27,590
Goodwill	—	5,719		5,719

Net assets acquired over liabilities assumed	$28,522	4,787		33,309

Consideration:
Shares of common stock issued	1,617,027
Estimated value per share of the Company’s stock	$18.72

Fair value of Company stock issued	30,271
Cash exchanged for shares and cash in lieu	2,954
Value of assumed stock options	84

Fair value of total consideration transferred	$33,309

Explanation of fair value adjustments

a.	Adjustment reflects fair value adjustments of the available-for-sale portfolio at acquisition date.

b.	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired loan portfolio.

c.	Adjustment reflects the elimination of United’s allowance for loan losses.

d.	Adjustment reflects the fair value adjustment on United’s main office location.

e.	Adjustment reflects the recording of core deposit intangible asset.

f.	Adjustment reflects the fair value adjustment based on the evaluation of the acquired other real estate and repossessed assets.

g.	Adjustment to record the deferred tax asset created by purchase adjustments.

h.	Adjustment reflects the fair value adjustment to the FHLB borrowings.